Estimated consideration and preliminary purchase price allocation (Details) - Pro Forma [Member]	Sep. 30, 2017 USD ($)
Consideration:
Fair value of equity consideration paid	$ 1,600,000
Recognized preliminary amounts of identifiable assets acquired and (liabilities assumed), at fair value:
Cash	17,121
Current Assets	22,000
Inventory	56,782
Furniture & Equipment	91,933
Leasehold Improvements	298,034
Identifiable intangible assets	1,243,462
Accounts payable	(187,833)
Notes payable to related parties	(74,261)
Other current liabilities	(360,000)
Preliminary estimate of the fair value of assets acquired and liabilities assumed	1,107,238
Goodwill	492,762
Total purchase price	$ 1,600,000